Document and Entity Information	Dec. 18, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001492633
Document Type	8-K
Document Period End Date	Dec. 18, 2019
Entity Registrant Name	NIELSEN HOLDINGS PLC
Entity Incorporation, State or Country Code	X0
Entity File Number	001-35042
Entity Tax Identification Number	98-1225347
Entity Address, Address Line One	85 Broad Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	646
Local Phone Number	654-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, par value €0.07 per share
Trading Symbol	NLSN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false